	NICHOLAS EQUITY INCOME, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2020

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-----------------		---------------
COMMON STOCKS - 95.14%
	Communication Services - Media &
	Entertainment - 0.42%
12,500	Walt Disney Company (The)	$1,393,875
		---------------

	Consumer Discretionary - Durables &
	Apparel - 0.65%
135,000	Newell Brands Inc.	2,143,800
		---------------

	Consumer Discretionary - Retailing - 7.56%
72,000	Genuine Parts Company	6,261,120
28,500	Home Depot, Inc. (The)	7,139,535
52,500	Target Corporation	6,296,325
101,500	TJX Companies, Inc. (The)	5,131,840
		---------------
		24,828,820
		---------------

	Consumer Discretionary - Services - 0.52%
8,646	Cedar Fair, L.P.	237,765
8,000	McDonald's Corporation	1,475,760
		---------------
		1,713,525
		---------------

	Consumer Services - Telecommunications
	Services - 3.06%
120,000	AT&T Inc.	3,627,600
116,500	Verizon Communications Inc.	6,422,645
		---------------
		10,050,245
		---------------

	Consumer Staples - Food & Staples
	Retailing - 0.88%
53,000	Sysco Corporation	2,896,980
		--------------

	Consumer Staples - Food, Beverage &

	Tobacco - 5.27%
145,000	Coca-Cola Company (The)	6,478,600
52,500	General Mills, Inc.	3,236,625
58,500	Mondelez International, Inc. - Class A	2,991,105
66,000	Philip Morris International Inc.	4,623,960
		---------------
		17,330,290
		--------------

	Consumer Staples - Household & Personal
	Products - 1.78%
49,000	Proctor & Gamble Company (The)	5,858,930
		---------------

	Energy - Energy - 3.71%
82,000	Chevron Corporation	7,316,860
55,500	ConocoPhillips	2,332,110
119,100	Enterprise Products Partners L.P.	2,164,047
20,183	Williams Companies, Inc. (The)	383,881
		---------------
		12,196,898
		---------------

	Financials - Banks - 5.08%
430,000	First Horizon National Corporation	4,282,800
65,500	JPMorgan Chase & Co.	6,160,930
59,500	PNC Financial Services Group, Inc. (The)	6,259,995
		---------------
		16,703,725
		---------------

	Financials - Diversified - 7.53%
6,950	BlackRock, Inc.	3,781,425
60,000	Blackstone Group Inc. (The) Class A	3,399,600
128,000	Charles Schwab Corporation (The)	4,318,720
23,000	Cohen & Steers, Inc.	1,565,150
98,500	Northern Trust Corporation	7,814,990
56,000	Raymond James Financial, Inc.	3,854,480
		---------------
		24,734,365
		---------------

	Financials - Insurance - 4.37%
74,500	Arthur J. Gallagher & Co.	7,263,005
56,000	Chubb Limited	7,090,720
		---------------
		14,353,725
		---------------

	Health Care - Equipment & Services - 8.38%
80,500	Abbott Laboratories	7,360,115
68,000	CVS Health Corporation	4,417,960
94,500	Medtronic Public Limited Company	8,665,650
18,500	Quest Diagnostics Incorporated	2,108,260
131,000	Smith & Nephew PLC sponsored ADR	4,993,720
		---------------
		27,545,705
		---------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences - 6.39%
15,000	Eli Lilly and Company	2,462,700
61,000	Johnson & Johnson	8,578,430
45,000	Merck & Co., Inc.	3,479,850
198,500	Pfizer Inc.	6,490,950
		---------------
		21,011,930
		---------------

	Industrials - Capital Goods - 6.67%
85,000	Emerson Electric Co.	5,272,550
41,500	Illinois Tool Works Inc.	7,256,275
18,500	Snap-on Incorporated	2,562,435
49,000	Stanley Black & Decker, Inc.	6,829,620
		---------------
		21,920,880
		---------------

	Industrials - Commercial & Professional
	Services - 1.40%
188,000	Healthcare Services Group, Inc.	4,598,480
		---------------

	Information Technology - Hardware &
	Equipment - 3.90%
14,400	Apple Inc.	5,253,120
162,000	Cisco Systems, Inc.	7,555,680
		---------------
		12,808,800
		---------------

	Information Technology - Semiconductors &
	Semiconductor Equipment - 7.85%
74,000	Analog Devices, Inc.	9,075,360
55,500	Microchip Technology Incorporated	5,844,705
42,000	Texas Instruments Incorporated	5,332,740
56,500	Xilinx, Inc.	5,559,035
		---------------

		25,811,840
		---------------

	Information Technology - Software &
	Services - 6.31%
42,500	International Business Machines Corporation	5,132,725
76,750	Microsoft Corporation	15,619,392
		---------------
		20,752,117
		---------------

	Materials - 2.76%
7,750	Air Products and Chemicals, Inc.	1,871,315
46,500	Avery Dennison Corporation	5,305,185
25,000	RPM International, Inc.	1,876,500
		---------------
		9,053,000
		---------------

	Real Estate - 6.36%
26,000	Agree Realty Corporation	1,708,460
36,712	Digital Realty Trust, Inc.	5,217,142
7,750	Equinix, Inc.	5,442,825
61,000	NexPoint Residential Trust, Inc.	2,156,350
94,300	W.P. Carey Inc.	6,379,395
		---------------
		20,904,172
		---------------

	Utilities - 4.29%
80,000	CMS Energy Corporation	4,673,600
58,000	Dominion Energy, Inc.	4,708,440
7,250	NextEra Energy, Inc.	1,741,233
34,000	WEC Energy Group, Inc.	2,980,100
		---------------
		14,103,373
		---------------

	TOTAL COMMON STOCKS
	(cost $257,383,012)	312,715,475
		---------------

SHORT-TERM INVESTMENTS - 4.71%
	U.S. Government Security - 3.96%
$4,000,000	U.S. Treasury Bill 07/02/2020, 0.055%	3,999,994
3,000,000	U.S. Treasury Bill 07/09/2020, 0.035%	2,999,977
3,000,000	U.S. Treasury Bill 07/30/2020, 0.041%	2,999,903
3,000,000	U.S. Treasury Bill 08/13/2020, 0.051%	2,999,821
		---------------
		12,999,695

		---------------

	Money Market Funds - 0.75%
1,175,442	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),
	7-day net yield 0.08%	1,175,442

1,305,799	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 0.05%	1,305,799
		---------------
		2,481,241
		---------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $15,480,936)	15,480,936
		---------------

	TOTAL INVESTMENTS
	(cost $272,863,948) - 99.85%	328,196,411
		---------------

	OTHER ASSETS, NET OF LIABILITIES - 0.15%	482,130
		---------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$328,678,541
		---------------
		---------------

% of net assets.

As of June 30, 2020, investment cost for federal tax purposes was $271,780,314 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$70,727,350
Unrealized depreciation	(14,311,253)
---------------
Net unrealized appreciation	$56,416,097
---------------
---------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------------
Level 1 -
Common Stocks(1)	$312,715,475
Money Market Funds	2,481,241
Level 2 -
U.S. Government Securities	12,999,695
Level 3 -
None	--
---------------
Total	$328,196,411
---------------
---------------

(1) See Schedule above for further detail by industry.